Distribution Agreement - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2013
Series C Convertible Preferred Stock
Marketing Agreement [Line Items]
Stock issued value	$ 15,000	$ 950
Stock price	$ 5.84	$ 5.84	$ 5.84	$ 5.84
Itochu Corporation Agreement
Marketing Agreement [Line Items]
Distribution fees			$ 4,000
Distribution agreement term			10 years
Itochu Corporation Agreement | Series C Convertible Preferred Stock
Marketing Agreement [Line Items]
Stock issued value			$ 5,200
Stock price			$ 5.84
Itochu Corporation Agreement | First Installment
Marketing Agreement [Line Items]
Distribution fees			$ 1,000
Deposits on purchased inventory			1,000
Itochu Corporation Agreement | Second Installment
Marketing Agreement [Line Items]
Distribution fees			1,000
Itochu Corporation Agreement | Third Installment
Marketing Agreement [Line Items]
Distribution fees			$ 2,000